Centre American Select Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 89.3%	Shares	Value
Banking - 17.4%
Citizens Financial Group, Inc.	174,294	$7,799,656
Huntington Bancshares, Inc.	464,234	7,780,562
KeyCorp	439,554	7,657,031
M&T Bank Corp.	38,900	7,546,211
Regions Financial Corp.	329,629	7,752,874
Truist Financial Corp.	168,094	7,226,361
US Bancorp	162,269	7,342,672
		53,105,367

Consumer Discretionary Products - 2.6%
Hasbro, Inc.	106,818	7,885,305

Consumer Staple Products - 4.0%
Altria Group, Inc.	99,176	5,814,689
Tyson Foods, Inc. - Class A	115,086	6,437,911
		12,252,600

Financial Services - 5.3%
Northern Trust Corp.	65,820	8,345,318
State Street Corp.	72,300	7,688,382
		16,033,700

Health Care - 22.9%
Amgen, Inc.	22,132	6,179,476
Biogen, Inc. (a)	43,291	5,436,917
BioMarin Pharmaceutical, Inc. (a)	87,238	4,795,473
Bristol-Myers Squibb Co.	139,106	6,439,217
Humana, Inc.	28,560	6,982,349
Incyte Corp. (a)	96,750	6,588,675
Jazz Pharmaceuticals PLC (a)	53,777	5,706,815
Medtronic PLC	93,926	8,187,529
Merck & Co., Inc.	87,834	6,952,939
Pfizer, Inc.	282,435	6,846,224
Regeneron Pharmaceuticals, Inc.	10,384	5,451,600
		69,567,214

Industrial Products - 6.8%
Generac Holdings, Inc. (a)	46,486	6,657,260
General Dynamics Corp.	27,498	8,020,067
Stanley Black & Decker, Inc.	89,920	6,092,080
		20,769,407

Industrial Services - 2.1%
United Parcel Service, Inc. - Class B	63,523	6,412,012

Materials - 8.3%
CF Industries Holdings, Inc.	69,958	6,436,136
Eastman Chemical Co.	80,257	5,991,987
International Flavors & Fragrances, Inc.	88,627	6,518,516
Teck Resources Ltd. - Class B	154,615	6,243,354
		25,189,993

Media - 3.4%
Paramount Global - Class B	795,330	10,259,757

Retail & Wholesale - Discretionary - 2.9%
Amazon.com, Inc. (a)	40,471	8,878,933

Retail & Wholesale - Staples - 2.6%
Dollar Tree, Inc. (a)	80,379	7,960,736

Software & Tech Services - 2.2%
Adobe, Inc. (a)	17,288	6,688,381

Tech Hardware & Semiconductors - 6.1%
Advanced Micro Devices, Inc. (a)	63,903	9,067,835
Micron Technology, Inc.	78,047	9,619,293
		18,687,128

Telecommunications - 2.7%
Verizon Communications, Inc.	192,847	8,344,490
TOTAL COMMON STOCKS (Cost $241,818,748)		272,035,023

EXCHANGE TRADED FUNDS - 9.8%	Shares	Value
iShares 20+ Year Treasury Bond ETF	337,217	29,759,400
TOTAL EXCHANGE TRADED FUNDS (Cost $28,808,582)		29,759,400

TOTAL INVESTMENTS - 99.1% (Cost $270,627,330)		301,794,423
Other Assets in Excess of Liabilities - 0.9%		2,587,279
TOTAL NET ASSETS - 100.0%		$304,381,702
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Centre American Select Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	272,035,023	–	–	272,035,023
Exchange Traded Funds	29,759,400	–	–	29,759,400
Total Investments	301,794,423	–	–	301,794,423

Refer to the Schedule of Investments for further disaggregation of investment categories.